Segment Information - Schedule of Segment Information (Details) - USD ($)	3 Months Ended			7 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2025
Segment Reporting [Line Items]
Cash	$ 0	$ 0			$ 0
General and administrative expenses	139,635	145,382
Mountain Lake Acquisition Corp.
Segment Reporting [Line Items]
Cash	66,568	452,680		$ 1,383,392	452,680
Cash and investments held in Trust Account	243,344,159	241,230,572		231,643,853	241,230,572
General and administrative expenses	389,571		$ 320,783	50,736	1,304,773
Interest earned on cash and investments held in Trust Account	2,113,587		2,339,304	493,853	9,586,719
Mountain Lake Acquisition Corp. | Single Reportable Segment [Member]
Segment Reporting [Line Items]
Cash	66,568	452,680		1,383,392	452,680
Cash and investments held in Trust Account	243,344,159	$ 241,230,572		231,643,853	241,230,572
General and administrative expenses	389,571		320,783	50,736	1,304,773
Interest earned on cash and investments held in Trust Account	$ 2,113,587		$ 2,339,304	$ 493,853	$ 9,586,719